Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Balance at Dec. 31, 2010	$ 79,881,815	$ 892,525	$ 80,774,340	$ 80,808,446	$ 877,595	$ 81,686,041	$ 105,911,284	$ 1,157,861	$ 107,069,145
Balance (in units) at Dec. 31, 2010			6,503,021.753			7,716,383.922			5,169,640.931
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	1,254,790	14,595	1,269,385	(5,354,560)	(61,966)	(5,416,526)	1,057,020	12,896	1,069,916
Redemptions	(12,495,683)	0	(12,495,683)	(17,060,643)	(100,094)	(17,160,737)	(14,293,505)	(99,988)	(14,393,493)
Redemptions (in units)			(993,900.324)			(1,669,323.158)			(693,201.784)
Balance at Dec. 31, 2011	68,640,922	907,120	69,548,042	58,393,243	715,535	59,108,778	92,674,799	1,070,769	93,745,568
Balance (in units) at Dec. 31, 2011			5,509,121.429			6,047,060.764			4,476,439.147
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(6,186,843)	(76,753)	(6,263,596)	75,477	5,058	80,535	(11,911,182)	(133,219)	(12,044,401)
Redemptions	(19,436,159)	(299,998)	(19,736,157)	(16,154,830)	(200,103)	(16,354,933)	(18,201,659)	(200,012)	(18,401,671)
Redemptions (in units)			(1,679,265.122)			(1,628,814.049)			(926,765.223)
Balance at Dec. 31, 2012	43,017,920	530,369	43,548,289	42,313,890	520,490	42,834,380	62,561,958	737,538	63,299,496
Balance (in units) at Dec. 31, 2012			3,829,856.307			4,418,246.715			3,549,673.924
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	2,866,532	35,417	2,901,949	3,639,202	42,253	3,681,455	(4,784,987)	(52,610)	(4,837,597)
Redemptions	(8,979,422)	(75,006)	(9,054,428)	(10,807,107)	(75,009)	(10,882,116)	(12,664,919)	(100,018)	(12,764,937)
Redemptions (in units)			(768,478.549)			(1,037,402.578)			(740,308.303)
Balance at Dec. 31, 2013	$ 36,905,030	$ 490,780	$ 37,395,810	$ 35,145,985	$ 487,734	$ 35,633,719	$ 45,112,052	$ 584,910	$ 45,696,962
Balance (in units) at Dec. 31, 2013			3,061,377.758			3,380,844.137			2,809,365.621